Accumulated other comprehensive (loss)/income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (3,140)	$ 1,793
Other comprehensive (loss)/income	5	(22)
Ending balance	(3,740)	(98)
Other comprehensive income tax	0	2
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(26)	(13)
Other comprehensive (loss)/income	5	(22)
Ending balance	(21)	(35)
Actuarial loss relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2)	0
Other comprehensive (loss)/income	0	(7)
Ending balance	(2)	(7)
Share in unrealized loss from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(28)	(13)
Other comprehensive (loss)/income	4	(17)
Ending balance	(24)	(30)
Change in debt component on Archer bond
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	4	0
Other comprehensive (loss)/income	1	2
Ending balance	$ 5	$ 2